Property, plant and equipment (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [Abstract]
Beginning balance	$ 23,170	$ 12,032
Additions	14,322	9,679
Acquisition of businesses	2,322	37
Reclassifications	0	2,357
Change in provisions	5,408
Depreciation charge	(1,174)	(942)
Exchange differences	901	7
Ending balance	44,949	23,170
Cost	48,074	25,155
Accumulated depreciation	(3,125)	(1,985)
Land and Buildings [Member]
Property, plant and equipment [Abstract]
Beginning balance	20,442	9,611
Additions	40	8,912
Acquisition of businesses	0	0
Reclassifications	(81)	2,021
Change in provisions	5,408
Depreciation charge	0	(91)
Exchange differences	129	(11)
Ending balance	25,938	20,442
Cost	26,248	20,752
Accumulated depreciation	(310)	(310)
Plant and Equipment [Member]
Property, plant and equipment [Abstract]
Beginning balance	499	576
Additions	11,402	96
Acquisition of businesses	1,416	37
Reclassifications	(110)	(12)
Change in provisions	0
Depreciation charge	(355)	(207)
Exchange differences	662	9
Ending balance	13,514	499
Cost	14,231	895
Accumulated depreciation	(717)	(396)
Furniture, Fittings and Equipment [Member]
Property, plant and equipment [Abstract]
Beginning balance	680	441
Additions	2,230	168
Acquisition of businesses	262	0
Reclassifications	117	490
Change in provisions	0
Depreciation charge	(473)	(422)
Exchange differences	122	3
Ending balance	2,938	680
Cost	4,331	1,600
Accumulated depreciation	(1,393)	(920)
Leasehold Improvements [Member]
Property, plant and equipment [Abstract]
Beginning balance	1,549	1,404
Additions	650	503
Acquisition of businesses	644	0
Reclassifications	74	(142)
Change in provisions	0
Depreciation charge	(346)	(222)
Exchange differences	(12)	6
Ending balance	2,559	1,549
Cost	3,264	1,908
Accumulated depreciation	(705)	$ (359)
Land and Buildings and Plant and Equipment [Member] | Brussels South [Member]
Property, plant and equipment [Abstract]
Ending balance	$ 15,274